Right-of-use assets	12 Months Ended
Dec. 31, 2025
Right-of-use assets

13.	Right-of-use assets

Leased
properties
HK$

Cost

January 1, 2024	195,013,742

Additions	26,786,998
Modification	16,222,827
Written-off	(15,023,753)
Exchange adjustments	(1,964)

December 31, 2024	222,997,850

Additions	29,572,601
Modification	(1,012,044)
Written-off	(53,686,786)

December 31, 2025	197,871,621

Accumulated amortisation

January 1, 2024	126,893,389

Charge for the year	44,562,079
Written-off	(15,023,753)
Exchange adjustments	(1,663)

December 31, 2024	156,430,052

Charge for the year	38,968,788
Written-off	(53,686,786)

December 31, 2025	141,712,054

Impairment

January 1, 2024	-

Provision	5,013,080

December 31, 2024	5,013,080

Provision	4,102,040

December 31, 2025	9,115,120

Net carrying amount

December 31, 2025	47,044,447

December 31, 2024	61,554,718

Net carrying amount (US$)
December 31, 2025	6,044,280

During the year, an impairment loss of HK$4,102,040 (2024: HK$5,013,080) was recognised. The Group has identified that its right-of-use assets constitutes a cash-generating unit that has been reporting persistent operating losses over 2 consecutive reporting periods. This sustained underperformance triggered a formal impairment assessment and a partially or fully impairment loss has been made on the net carrying amount of assets.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023

13.	Right-of-use assets (continued)

	2025	2025	2024
	US$	HK$	HK$

Expenses relating to short-term leases	373,687	2,908,520	1,499,771

Variable lease payments not included in the measurement of lease liabilities	31,799	247,502	271,808

Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	1,931	15,026	7,295

Total cash outflow for leases #	6,427,709	50,028,785	56,257,499

#	Amount includes payments of principal and interest portion of lease liabilities, short-term leases, variable lease payments and expenses related to leases of low-value assets.

For both years, the Group leases various offices and warehouses for its operations. Lease contracts are entered into for fixed term of 2 to 5 years. Lease terms are negotiated on an individual basis.